Submission	Jun. 29, 2026
Submission [Line Items]
Central Index Key	0001513363
Registrant Name	FIDUS INVESTMENT Corp
Form Type	N-14
Submission Type	N-14 8C
Fee Exhibit Type	EX-FILING FEES